Expense Example - John Hancock International Dynamic Growth Select ETF - None or SAME	Oct. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 314